Alliance
Municipal
Trust

-Florida Portfolio

--------------------------------------------------------------------------------

      Alliance Capital [LOGO](R)

Annual Report
June 30, 1999

STATEMENT OF NET ASSETS
June 30, 1999                       Alliance Municipal Trust - Florida Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                   Yield                Value
--------------------------------------------------------------------------------
            MUNICIPAL BONDS-88.4%
            FLORIDA-88.4%
            Alachua City IDA
            (Sabine Inc. Project)
            Series '95 AMT
            VRDN
$    1,930  9/01/15 (b).............      3.80%         $     1,930,000
            Alachua County IDR
            (Florida Rock
            Industries Inc.)
            AMT VRDN
     4,500  11/01/22 (b)............      3.90                4,500,000
            Broward County HFA
            MFHR
            (Jacaranda Village
            Apartments)
            Series '97 VRDN
     3,450  9/01/22 (b).............      3.45                3,450,000
            Broward County HFA
            MFHR
            (Margate Investments
            Project)
            VRDN
     1,900  11/01/05 (b)............      3.45                1,900,000
            Broward County IDR
            (Education Resident and
            Training Authority)
            Series '97 VRDN
     3,000  8/01/04 (b).............      3.85                3,000,000
            Citrus Park Community
            Development Authority
            Series '96 VRDN
     4,800  11/01/16 (b)............      3.30                4,800,000
            Dade County
            (Capital Asset)
            Series '90 VRDN
     2,400  10/01/10 (b)............      4.60                2,400,000
            Dade County
            (School Board
            Certificate Participation)
            Series B AMBAC
     1,000  8/01/99.................      3.12                1,001,355
            Dade County GO
            pre-refunded
            (School District)
     2,000  7/01/99.................      3.61                2,040,000
            Dade County IDA
            (Florida Convalescent
            Association Project)
            Series '86 AMT VRDN
     2,070  12/01/11 (b)............      5.10                2,070,000
            Escambia County
            Health Facilities
            (Charity Obligation
            Group)
            Series '98D
     1,500  11/01/28................      3.35                1,500,000
            Florida HFA MFHR
            (Ashley Lake ll)
            Series '89J AMT
            VRDN
     6,000  12/01/11 (b)............      3.40                6,000,000
            Florida HFA MFHR
            (Banyan Bay Apts.)
            Series '95L AMT
            VRDN
     5,275  12/01/25 (b)............      3.90                5,275,000
            Florida HFA MFHR
            (EEE-Carlton Arms II)
            VRDN
     4,475  12/01/08 (b)............      3.50                4,475,000
            Florida HFA MFHR
            (Lakes of Northdale
            Project)
            Series '84D VRDN
     1,000  6/01/07 (b).............      3.55                1,000,000
            Florida HFA MFHR
            (Oaks at Orange Park
            Project)
            Series '90 VRDN
     3,240  7/01/07 (b).............      3.35                3,240,000
            Florida State GO
            pre-refunded
     2,000  7/01/99.................      3.61                2,040,000
            Highlands County
            HFA
            (Adventist/Sunbelt)
            Series A VRDN
     6,000  11/15/26 (b)............      3.75                6,000,000
            Hillsborough County
            IDA
            (Seaboard System)
            Series '83 VRDN
       100  10/15/99 (b)............      3.35                  100,000
            Hillsborough County
            IDA
            (Seaboard Tampa)
            AMT VRDN
     5,500  12/01/16 (b)............      3.40                5,500,000

STATEMENT OF NET ASSETS (continued) Alliance Municipal Trust - Florida Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                   Yield                Value
--------------------------------------------------------------------------------

            Hillsborough County
            PCR
            (Tampa Electric Project)
            Series '93 AMT VRDN
$    7,900  11/01/20 (b)............      3.55%         $     7,900,000
            Jacksonville IDR
            (Pavilion Associates
            Project)
            Series '96 VRDN
       900  1/01/15 (b).............      3.45                  900,000
            Jacksonville IDR
            (University of Florida
            Health Science Center)
            Series '89 VRDN
       900  7/01/19 (b).............      3.60                  900,000
            Lee County IDA
            (Cypress Cove
            Healthpark)
            Series '97C VRDN
     3,900  10/01/04 (b)............      3.35                3,900,000
            Manatee County HFA
            MFHR
            (Harbour Project)
            Series '90B VRDN
     1,800  12/01/07 (b)............      3.60                1,800,000
            Miami Dade County
            Educational Facility
            Authority
            (Florida Memorial
            College)
            Series '98 VRDN
     3,000  10/01/18 (b)............      3.85                3,000,000
            Miami Dade County
            HFA SFMR
            Series '98B AMT PPB
     1,000  9/01/32 (b).............      3.45                1,000,000
            Orange County Health
            Facilities
            (Adventist Health
            Systems)
            Series '92 VRDN
     3,000  11/15/14 (b)............      3.75                3,000,000
            Orange County HFA
            (Homeowner Mortgage
            Revenue)
            Series A-3 AMT VRDN
     1,500  6/01/00 (b).............      3.40                1,500,000
            Orange County HFA
            MFHR
            (Sundown Assoc. II)
            Series B VRDN
     1,000  6/01/04 (b).............      3.80                1,000,000
            Orange County Tourist
            Development Tax
            Revenue
            Series B AMBAC
     3,110  10/01/99................      3.00                3,109,735
            Palm Beach County
            (Water & Sewer
            Revenue) VRDN
     6,095  10/01/11 (b)............      4.55                6,095,000
            Palm Beach IDR
            (Florida Convalescent
            Center Project)
            AMT VRDN
     2,475  11/01/11 (b)............      5.10                2,475,000
            Pinellas County Health
            Facilities
            (Mease Manor Inc.)
            Series '95 VRDN
     4,015  11/01/15 (b)............      3.75                4,015,000
            Pinellas County HFA
            SFMR
            (Multi County Program)
            Series '99A-4 AMT PPB
     3,000  2/01/00 (b).............      3.05                3,000,000
            Polk County IDR
            (Farmland Hydro LP)
            Series '99 AMT VRDN
     6,000  2/01/29 (b).............      3.75                6,000,000
            St. Lucie County PCR
            (Florida Power & Light)
            Series '93 AMT VRDN
     6,500  1/01/27 (b).............      3.55                6,500,000
            Tampa Bay Water
            Utility System Revenue
            Series '98A FGIC
     2,745  10/01/99................      3.44                2,748,840
                                                        ---------------
            Total Municipal Bonds
            (amortized cost
            $121,064,930)...........                        121,064,930
                                                        ---------------

                                    Alliance Municipal Trust - Florida Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                   Yield                Value
--------------------------------------------------------------------------------

            COMMERCIAL PAPER-11.3%
            FLORIDA-11.3%
            Florida Local
            Government Finance
            Committee
            Series B AMT
$    2,000  9/09/99.................      3.20%             $ 2,000,000
            Jacksonville PCR
            (Florida Power &
            Light Co.) Series '92
     2,800  9/15/99.................      3.20                2,800,000
            Orange County GO
            Series A
     3,000  7/23/99.................      3.10                3,000,000
            Sarasota Public
            Hospital Revenue
            (Sarasota Memorial
            Hospital) Series B
     1,000  9/15/99.................      3.20                1,000,000
            West Orange Memorial
            Hospital
            (Tax District Revenue
            Bonds) Series '91A-1
     1,100  8/11/99.................      3.20                1,100,000
            West Orange Memorial
            Hospital
            (Tax District Revenue
            Bonds) Series '91A-1
     3,500  8/19/99.................      3.25                3,500,000
            West Orange Memorial
            Hospital
            (Tax District Revenue
            Bonds) Series '91A-2
     2,000  7/22/99.................      3.20                2,000,000
                                                        ---------------
            Total Commercial Paper
            (amortized cost
            $15,400,000)............                         15,400,000
                                                        ---------------

            TOTAL INVESTMENTS-99.7%
            (amortized cost
            $136,464,930)...........                        136,464,930
            Other assets less
            liabilities-0.3%........                            451,316
                                                        ---------------

            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            136,916,350 shares
            outstanding)............                    $   136,916,246
                                                        ===============

--------------------------------------------------------------------------------

(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

      Glossary of Terms:

      AMBAC American Municipal Bond Assurance Corporation
      AMT   Alternative Minimum Tax
      FGIC  Financial Guaranty Insurance Co.
      GO    General Obligation
      HFA   Housing Finance Agency/Authority
      IDA   Industrial Development Authority
      IDR   Industrial Development Revenue
      MFHR  Multi-Family Housing Revenue
      PCR   Pollution Control Revenue
      SFMR  Single Family Mortgage Revenue

      See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended June 30, 1999            Alliance Municipal Trust - Florida Portfolio
================================================================================

INVESTMENT INCOME
   Interest ..................................................                  $ 4,853,200
EXPENSES
   Advisory fee (Note B) .....................................   $   722,436
   Distribution assistance and administrative service (Note C)       653,020
   Custodian fees ............................................        68,510
   Transfer agency (Note B) ..................................        53,592
   Printing ..................................................        17,153
   Registration fees .........................................        15,670
   Audit and legal fees ......................................        14,075
   Amortization of organization expense ......................         4,329
   Trustees' fees ............................................         2,283
   Miscellaneous .............................................        10,543
                                                                 -----------
   Total expenses ............................................     1,561,611
   Less: expense reimbursement ...............................      (116,738)
                                                                 -----------
   Net expenses ..............................................                    1,444,873
                                                                                -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...................                  $ 3,408,327
                                                                                ===========

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See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS  Alliance Municipal Trust - Florida Portfolio
================================================================================

                                                            Year Ended       Year Ended
                                                          June 30, 1999    June 30, 1998
                                                          -------------    -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income ..............................   $   3,408,327    $   3,174,513
   Net realized gain on investment transactions .......              -0-           1,873
   Net change in unrealized appreciation of investments              -0-            (791)
                                                          -------------    -------------
   Net increase in net assets from operations .........       3,408,327        3,175,595
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income ..............................      (3,408,327)      (3,174,513)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase (Note E) ..............................      23,821,250       23,944,984
                                                          -------------    -------------
   Total increase .....................................      23,821,250       23,946,066
NET ASSETS
   Beginning of year ..................................     113,094,996       89,148,930
                                                          -------------    -------------
   End of year ........................................   $ 136,916,246    $ 113,094,996
                                                          =============    =============

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See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 1999                       Alliance Municipal Trust - Florida Portfolio
================================================================================

NOTE A: Significant Accounting Policies

Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio (the "Portfolio") and Alliance Municipal Trust-Massachusetts Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. Organization Expenses

The organization expenses of the Portfolio are being amortized against income on a straight-line basis through July, 2000.

3. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the year ended June 30, 1999, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

5. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the year ended June 30, 1999, the reimbursement amounted to $116,738.

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $24,235 for the year ended June 30, 1999.

For the year ended June 30, 1999, the Fund's expenses were reduced by $291 under an expense offset arrangement with Alliance Fund Services.

                                    Alliance Municipal Trust - Florida Portfolio
================================================================================

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 1999, the distribution fee amounted to $361,218. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 1999, such payments by the Portfolio amounted to $291,802, of which $92,000 was paid to the Adviser.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At June 30, 1999, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1999, the Portfolio had a capital loss carry forward of $104 which expires in the year 2005.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.01 par value) are authorized. At June 30, 1999, capital paid-in aggregated $136,916,350. Transactions, all at $1.00 per share, were as follows:

                                                    Year Ended      Year Ended
                                                     June 30,        June 30,
                                                       1999            1998
                                                   ------------    ------------

Shares sold ....................................    594,919,692     542,347,808
Shares issued on reinvestments of dividends ....      3,408,327       3,174,513
Shares redeemed ................................   (574,506,769)   (521,577,337)
                                                   ------------    ------------
Net increase ...................................     23,821,250      23,944,984
                                                   ============    ============

FINANCIAL HIGHLIGHTS                Alliance Municipal Trust - Florida Portfolio
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                                              July 28, 1995(a)
                                                           Year Ended June 30,                     through
                                             ----------------------------------------------        June 30,
                                                 1999             1998             1997             1996
                                             ------------     ------------     ------------   ----------------
Net asset value, beginning of period .....         $ 1.00           $ 1.00           $ 1.00           $ 1.00
                                                   ------           ------           ------           ------

Income From Investment Operations
Net investment income (b) ................           .024             .028             .030             .030
                                                   ------           ------           ------           ------

Less: Dividends
Dividends from net investment income .....          (.024)           (.028)           (.030)           (.030)
                                                   ------           ------           ------           ------
Net asset value, end of period ...........         $ 1.00           $ 1.00           $ 1.00           $ 1.00
                                                   ======           ======           ======           ======

Total Return
Total investment return based on net asset
   value (c) .............................           2.41%            2.87%            3.03%            3.07%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)        $136,916         $113,095          $89,149          $91,179
Ratios to average net assets of:
   Expenses, net of waivers and
      reimbursements .....................           1.00%             .93%             .65%             .58%(d)
   Expenses, before waivers and
      reimbursements .....................           1.08%            1.06%            1.10%            1.24%(d)
   Net investment income (b) .............           2.36%            2.82%            2.97%            3.12%(d)

--------------------------------------------------------------------------------

(a)   Commencement of operations.

(b)   Net of expenses reimbursed or waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period less than one year is not annualized.

(d)   Annualized.

INDEPENDENT AUDITOR'S REPORT        Alliance Municipal Trust - Florida Portfolio
================================================================================

To the Board of Trustees and Shareholders
Alliance Municipal Trust - Florida Portfolio

We have audited the accompanying statement of net assets of the Florida Portfolio of Alliance Municipal Trust as of June 30, 1999 and the related statements of operations, changes in net assets, and financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1999, by correspondence with the custodian and brokers.

An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Florida Portfolio of Alliance Municipal Trust as of June 30, 1999, and the results of its operations, changes in its net assets, and its financial highlights for the periods indicated, in conformity with generally accepted accounting principles.


/s/ McGladrey & Pullen, LLP

McGladrey & Pullen, LLP
New York, New York
July 23, 1999

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

                                                                 ---------------
                                                                    BULK RATE
                                                                  U.S. POSTAGE
                                                                      PAID
                                                                  New York, NY
                                                                 Permit No. 7131
                                                                 ---------------

Alliance Municipal Trust - Florida Portfolio
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on Alliance
Municipal Trust, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:

-  -  -  -  -  -  -
1  #  1  #  6  6  #
-  -  -  -  -  -  -

For non-touch-tone telephones, call toll-free (800) 221-9513
------------------------------------------------------------

Alliance Capital [LOGO](R)

Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

AMTFLAR699